FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 98.7% (a)
COMMERCIAL SERVICES SECTOR - 2.6%
	Advertising/Marketing Services - 2.6%
975,000	Omnicom Group Inc.	$62,019,750
CONSUMER DURABLES SECTOR - 3.8%
	Electronics/Appliances - 3.8%
1,105,000	Sony Group Corp. - SP-ADR	90,355,850
CONSUMER NON-DURABLES SECTOR - 3.5%
	Household/Personal Care - 3.5%
1,840,000	Unilever PLC - SP-ADR	84,327,200
CONSUMER SERVICES SECTOR - 6.6%
	Cable/Satellite TV - 3.0%
1,820,000	Comcast Corp. - Cl A	71,416,800
	Other Consumer Services - 3.6%
49,000	Booking Holdings Inc. *	85,700,510
DISTRIBUTION SERVICES SECTOR - 2.8%
	Wholesale Distributors - 2.8%
600,000	Ferguson PLC	66,426,000
ELECTRONIC TECHNOLOGY SECTOR - 3.2%
	Semiconductors - 3.2%
1,400,000	Micron Technology Inc.	77,392,000
FINANCE SECTOR - 22.2%
	Investment Banks/Brokers - 4.4%
1,650,000	The Charles Schwab Corp.	104,247,000
	Major Banks - 2.2%
460,000	JPMorgan Chase & Co.	51,800,600
	Multi-Line Insurance - 7.8%
1,280,000	Arch Capital Group Ltd. *	58,227,200
470,000	Berkshire Hathaway Inc. - Cl B *	128,319,400
		186,546,600
	Property/Casualty Insurance - 4.9%
260,000	Chubb Ltd.	51,110,800
570,000	Progressive Corp.	66,273,900
		117,384,700
	Regional Banks - 2.9%
720,000	Northern Trust Corp.	69,465,600
HEALTH SERVICES SECTOR - 6.3%
	Managed Health Care - 4.2%
193,000	UnitedHealth Group Inc.	99,130,590
	Medical/Nursing Services - 2.1%
2,040,000	Fresenius Medical Care AG & Co. KGaA	50,877,600
HEALTH TECHNOLOGY SECTOR - 4.8%
	Medical Specialties - 4.8%
2,310,000	Koninklijke Philips N.V. - SP-ADR	49,734,300
2,315,000	Smith & Nephew PLC - SP-ADR	64,634,800
		114,369,100
INDUSTRIAL SERVICES SECTOR - 1.5%
	Oilfield Services/Equipment - 1.5%
975,000	Schlumberger Ltd.	34,866,000
PROCESS INDUSTRIES SECTOR - 3.0%
	Containers/Packaging - 3.0%
440,000	Avery Dennison Corp.	71,222,800
PRODUCER MANUFACTURING SECTOR - 12.2%
	Building Products - 6.7%
277,000	Carlisle Cos. Inc.	66,094,970
1,875,000	Masco Corp.	94,875,000
		160,969,970
	Electrical Products - 2.1%
395,000	Eaton Corp. PLC	49,766,050
	Trucks/Construction/Farm Machinery - 3.4%
985,000	PACCAR Inc.	81,104,900
RETAIL TRADE SECTOR - 14.7%
	Apparel/Footwear Retail - 2.1%
910,000	The TJX Companies Inc.	50,823,500
	Discount Stores - 10.5%
585,000	Dollar General Corp.	143,582,400
690,000	Dollar Tree Inc. *	107,536,500
		251,118,900
	Specialty Stores - 2.1%
565,000	CarMax Inc. *	51,121,200
TECHNOLOGY SERVICES SECTOR - 11.5%
	Information Technology Services - 2.9%
445,000	CDW Corp.	70,114,200
	Internet Software/Services - 5.7%
46,000	Alphabet Inc. - Cl A *	100,245,960
220,000	Meta Platforms Inc. -Cl A (formerly Facebook Inc.) *	35,475,000
		135,720,960
	Packaged Software - 2.9%
755,000	SAP SE - SP-ADR	68,493,600
	Total common stocks (cost $1,975,690,120)	2,356,781,980

Principal Amount
SHORT-TERM INVESTMENTS - 0.8% (a)
	Bank Deposit Account - 0.8%
$20,313,599	U.S. Bank N.A., 1.25% ^	20,313,599
	Total short-term investments (cost $20,313,599)	20,313,599
	Total investments - 99.5% (cost $1,996,003,719)	2,377,095,579

	Other assets, less liabilities - 0.5% (a)	11,293,995
	TOTAL NET ASSETS - 100.0%	$2,388,389,574

*	Non-income producing security.
^	The rate shown is as of June 30, 2022.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

FMI Large Cap Fund

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2022, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Assets:
Level 1 - Common Stocks	$2,356,781,980
Level 1 - Bank Deposit Account	20,313,599
Total Level 1	2,377,095,579
Level 2 -	---
Level 3 -	---
Total Assets	2,377,095,579
Total	$2,377,095,579

See the Schedule of Investments for investments detailed by industry classifications.